Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

11. Goodwill

The changes in the carrying amount of goodwill were as follows:

Amount
RMB
Balance as of December 31, 2020 and 2021	10,236
Impairment related to Newsky Wisdom (see Note 8)	(10,236)
Balance as of December 31, 2022	—